Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
Total recorded expenses	$ 1,044	$ 2,029	$ 3,751	$ 3,761	$ 2,276
Increase in Other reserves	1,044	2,029	3,751	3,079	2,159
Liabilities related to non share based				682	117
Liabilities related to share based					1,148
Game operating cost
Share-based payments
Total recorded expenses	30	64	121	234	1,073
Selling and marketing expenses
Share-based payments
Total recorded expenses	61	129	242	467
General and administrative expenses
Share-based payments
Total recorded expenses	953	1,836	3,388	3,060	1,203
Class B complex vesting
Share-based payments
Total recorded expenses	256	398	702	216	2,146
Complex conditional upon listing - related to GDEV Inc. shares
Share-based payments
Total recorded expenses				930	$ 130
Employee stock option plan
Share-based payments
Total recorded expenses	$ 788	$ 1,631	$ 3,049	$ 2,615